SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2018
SUPPLEMENTAL CASH FLOW INFORMATION
21. SUPPLEMENTAL CASH FLOW INFORMATION
Supplemental cash flow information was as follows:

Years Ended December 31,	2018	2017	2016
Interest paid	$3,065	$5,773	$3,362
Income taxes net of refunds	$115,301	$48,056	$99,006
Common stock issued for Alert Labs Inc.	$6,846	—	—